Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Calculated tax expense at Swedish tax rate 20.6%	kr (6,025)	kr (5,823)	kr (1,875)
Effect of foreign tax rates	(324)	(616)	(419)
Current income taxes related to prior years	(337)	(175)	(2,237)
Remeasurement of tax loss carry-forwards	(175)	(258)	52
Remeasurement of deductible temporary differences	220	369	84
Withholding tax expense	0	(1,393)	(230)
Reversal of impaired withholding tax	969	0	519
Tax effect of non-deductible expenses	(975)	(2,079)	(3,555)
Tax effect of non-taxable income	392	372	803
Tax effect of changes in tax rates	(15)	14	(64)
Income tax expense	kr (6,270)	kr (9,589)	kr (6,922)
Effective tax rate	21.40%	35.20%	79.00%